Financial Assets and Liabilities - Summary of Net Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Cash and cash equivalents	$ 71,318	$ 60,447	$ 136,881	$ 129,328
Borrowings	(108,763)	(96,634)
Lease liabilities	(7,732)	(10,271)
Warrant liability	(5,426)	(2,185)	$ 0
Net Debt	(50,603)	(48,643)
Fixed interest rate
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	(116,495)	(106,905)
variable interest rates
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Borrowings	$ 0	$ 0